Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Premise Capital Frontier Advantage Diversified Tactical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Premise Capital Frontier Advantage Diversified Tactical ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Premise Capital Frontier Advantage Diversified Tactical ETF (TCTL)
(the “Fund”)

October 18, 2019

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated January 31, 2019

Effective November 1, 2019, the Fund’s name will change to the “Premise Capital Diversified Tactical ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Also effective November 1, 2019, the size of Creation Units (as defined in the Summary Prospectus, Prospectus, and SAI) for the Fund will be 25,000 shares.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Premise Capital Frontier Advantage Diversified Tactical ETF | Premise Capital Frontier Advantage Diversified Tactical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCTL